Commitments and Contingencies - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2020	May 31, 2015	Sep. 30, 2020	Dec. 31, 2019	Mar. 01, 2020	Jan. 01, 2020	Jan. 01, 2019	Jul. 31, 2010
Operating Leased Assets [Line Items]
Lease commencement date			Mar. 01, 2020
Lease expiration date	Aug. 31, 2031		Aug. 31, 2031
Right-of-use asset			$ 4,334,000	$ 95,000	$ 4,500,000	$ 619,000
Operating lease liability			$ 4,749,000	$ 108,000	$ 4,500,000	$ 707,000
Rent abatement term			6 months
Operating lease remaining term			11 years
Finance lease remaining term			3 years 8 months 12 days
Incremental borrowing rate			12.20%	12.00%
Finance lease weighted-average discount rate			10.00%	10.00%
Rent expense	$ 59,775
Conatus Pharmaceuticals Inc [Member]
Operating Leased Assets [Line Items]
Right-of-use asset			$ 100,000
Operating lease liability			$ 200,000
Office Space [Member]
Operating Leased Assets [Line Items]
Lease expiration date			Sep. 30, 2020
Predecessor Company [Member]
Operating Leased Assets [Line Items]
Right-of-use asset				$ 221,000			$ 600,000
Operating lease liability				$ 338,000			$ 700,000
Incremental borrowing rate				12.00%
ROU asset, impairment loss				$ 50,000
Amount payable upon the achievement of specified regulatory milestone								$ 18,000,000
Predecessor Company [Member] | Lease Agreements [Member]
Operating Leased Assets [Line Items]
Lease renewal term				5 years
Predecessor Company [Member] | Lease Agreements Two [Member]
Operating Leased Assets [Line Items]
Percentage of base rent escalator		3.00%
Rent expense		$ 33,000
Lease agreement rent expense for future period		$ 39,000
ROU asset, impairment loss				$ 50,000
Maximum [Member]
Operating Leased Assets [Line Items]
Tenant improvement allowance on modified lease			$ 2,200,000